Cover	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity File Number	000-56199
Entity Registrant Name	MEDMEN ENTERPRISES INC
Entity Central Index Key	0001776932
Entity Tax Identification Number	98-1431779
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	10115 Jefferson Boulevard
Entity Address, City or Town	Culver City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90232
City Area Code	(424)
Local Phone Number	330-2082
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false